Goodwill and Intangible Assets (Changes in Goodwill) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Goodwill [Line Items]
Balance at beginning of fiscal year	¥ 95,151	¥ 95,184	¥ 95,176
Impairment losses recognized	(2,155)	0	0
Foreign exchange translation	1	(33)	8
Balance at end of fiscal year	92,997	95,151	95,184
Gross amount of goodwill	169,313	169,489	170,926
Accumulated impairment losses	¥ 76,316	¥ 74,338	¥ 75,742